Business Combination and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2022
Business Combination and Goodwill [Line Items]
Percentage of acquired				100.00%
Payment in cash			$ 350,000
Goodwill		$ 600,000
Business Combinations [Member]
Business Combination and Goodwill [Line Items]
Paid in shares	$ 250,000